Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted loss per ordinary share
Accordingly, basic and diluted income (loss) per ordinary share is calculated as follows:

	For the Three Months Ended March 31, 2022	For the Three Months Ended March 31, 2021
Class A Ordinary Shares
Numerator: Net income (loss) allocable to Class A ordinary shares
Net loss	$9,920,886	$(4,901,560)
Less: Allocation of income (loss) to Class B ordinary shares	1,984,177	(1,886,132)

Proportionate share of net income (loss)	$7,936,709	$(3,015,428)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	34,500,000	12,650,000

Basic and diluted net income (loss) per share	$0.23	$(0.24)

Class B Ordinary Shares
Numerator: Net income (loss) allocable to Class B ordinary shares
Net loss	$9,920,886	$(4,901,560)
Less: Allocation of net income (loss) to Class A ordinary shares	7,936,709	(3,015,428)

Proportionate share of net income (loss)	$1,984,177	$(1,886,132)

Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,625,000	7,912,500

Basic and diluted net income (loss) per share	$0.23	$(0.24)

Accordingly, basic and diluted income per ordinary share is calculated as follows:

	For the Year Ended December 31, 2021	For the period from December 18, 2020 (inception) through December 31, 2020
Class A Ordinary Shares
Numerator: Net loss allocable to Class A ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class B ordinary shares	(232,904)	—

Proportionate share of net loss	$(802,476)	$(7,948)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	29,112,329	—

Basic and diluted net loss per share	$(0.03)	$0.00

Class B Ordinary Shares
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class A ordinary shares	(802,476)	(7,948)

Proportionate share of net loss	$(232,904)	$—
Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,449,315	—

Basic and diluted net loss per share	$(0.03)	$—

Summary Of Ordinary Shares Subject To Redemption
As of March 31, 2022 and December 31, 2021, the ordinary shares subject to redemption reflected on the balance sheets are reconciled in the following table:

	March 31, 2022	December 31, 2021
Gross Proceeds	$345,000,000	$345,000,000
Less:
Proceeds allocated to public warrants	(15,007,500)	(15,007,500)
Class A ordinary shares issuance costs	(18,671,929)	(18,671,929)
Plus:
Remeasurement of carrying value to redemption value	33,679,429	33,679,429
Interest earned on Trust	151,304	31,308

Class A ordinary shares subject to possible redemption	$345,151,304	$345,031,308

As of December 31, 2021, the ordinary shares subject to redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from public issuance	$345,000,000
Less:
Proceeds allocated to public warrants	(15,007,500)
Class A ordinary shares issuance cost	(18,671,929)
Add:
Accretion of carrying value to redemption value	33,679,429
Interest earned on Trust	31,308

Class A ordinary shares subject to redemption	$345,031,308